Acquisitions of businesses and purchase accounting - Mayhugh Drugs, Inc. - Asset and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Acquisitions of and investment in businesses
Expected credit loss on accounts receivable	$ 9,396	$ 10,739	$ 3,475